Commitments and contingencies (Details Textuals 2)	Jun. 30, 2012 New coking facility and equipment purchases USD ($)	Jun. 30, 2012 Framework purchase agreements USD ($)	Jun. 30, 2012 Framework purchase agreements CNY
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Aggregate purchase contract amount	$ 64,923,852	$ 97,900,000	621,800,000
Contract payment made	58,172,148	31,200,000	198,400,000
Remaining payment of contract based on construction progress	$ 6,751,704	$ 66,600,000	423,400,000